UNITED STATES OF AMERICA
BEFORE THE
SECURITIES AND EXCHANGE COMMISSION

INVESTMENT COMPANY ACT OF 1940
Release No. IC-32598 / April 11, 2017


In the Matter of :
:
ALLIANZ FUNDS MULTI-STRATEGY TRUST :
ALLIANZ GLOBAL INVESTORS U.S. LLC :
:
1633 Broadway :
New York, NY 10019 :
:
(812-14255) :


ORDER UNDER SECTION 12(d)(1)(J) OF THE
INVESTMENT COMPANY ACT OF
1940 GRANTING AN EXEMPTION FROM
SECTIONS 12(d)(1)(A), (B), AND (C) OF
THE ACT, AND UNDER SECTIONS 6(c) AND
17(b) OF THE ACT GRANTING AN
EXEMPTION FROM SECTIONS 17(a)(1) AND
(2) OF THE ACT

Allianz Funds Multi-Strategy Trust and Allianz
Global Investors U.S. LLC filed an
application on December 23, 2013, and
amendments to the application on July 30, 2015, May 2, 2016, February 3, 2017, March 8, 2017 and
March 13, 2017, requesting an order
under section 12(d)(1)(J) of the Investment
Company Act of 1940 (the "Act") granting an exemption from sections 12(d)(1)(A), (B), and (C) of the Act, and under sections 6(c) and 17(b) of the Act granting an exemption from sections 17(a)(1) and (2) of the Act. The order would permit certain registered open-end management investment companies that operate as "funds of funds" to acquire shares of certain registered open-end management investment companies, registered closed-end management investment companies,
"business development companies" as defined by
section 2(a)(48) of the Act, and
registered unit investment trusts that are within or outside the same group of investment companies as the acquiring investment companies.

On March 15, 2017, a notice of the filing of the application was issued (Investment
Company Act Release No. 32533). The notice gave interested persons an opportunity to request a hearing and stated that an order granting the application would be issued unless a hearing was ordered. No request for a hearing has been filed, and the Commission has not ordered a hearing.

The matter has been considered and it is found, on the basis of the information set forth in the application, that granting the requested exemption is appropriate in and consistent with the public interest and consistent with the protection of investors and the purposes fairly intended by the policy and provisions of the Act.

It is also found that the terms of the proposed transactions are reasonable and fair and do not involve overreaching, and the proposed transactions are consistent with the policies of each registered investment company concerned and with the general purposes of the Act.

Accordingly,

IT IS ORDERED, that the relief requested under
section 12(d)(1)(J) of the Act from
sections 12(d)(1)(A), (B), and (C) of the Act and under sections 6(c) and 17(b) of the Act from sections 17(a)(1) and (2) of the Act by Allianz
Funds Multi-Strategy Trust and
Allianz Global Investors U.S. LLC (File No. 812-
14255) is granted, effective immediately, subject to the conditions contained in the application, as amended.

For the Commission, by the Division of Investment
Management, under delegated
authority.

Eduardo A. Aleman
Assistant Secretary